Note 5 - Stockholders' Equity (Details) - Common Stock Reserved for Future Issuance	Sep. 30, 2013
Note 5 - Stockholders' Equity (Details) - Common Stock Reserved for Future Issuance [Line Items]
Common Stock Reserved for Future Issuance	10,540,422
Common Stock Purchase Warrants [Member]
Note 5 - Stockholders' Equity (Details) - Common Stock Reserved for Future Issuance [Line Items]
Common Stock Reserved for Future Issuance	8,292,226
Equity Incentive Plans [Member]
Note 5 - Stockholders' Equity (Details) - Common Stock Reserved for Future Issuance [Line Items]
Common Stock Reserved for Future Issuance	1,197,529
Series A Convertible Preferred Stock [Member]
Note 5 - Stockholders' Equity (Details) - Common Stock Reserved for Future Issuance [Line Items]
Common Stock Reserved for Future Issuance	1,050,667